MONY Life Insurance Company
                                          MONY Life Insurance Company of America
                                          1290 Avenue of the Americas
                                          New York, New York 10104


                                                                      Dodie Kent
                                                                  Vice President
                                                                     and Counsel
[MONY - AN AXA FINANCIAL COMPANY LOGO]                            (212) 314-3970
                                                             Fax: (212) 707-1791


VIA EDGAR


                                                                 August 30, 2006


Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

     Re:  MONY Life Insurance Company of America
          MONY America Variable Account L
          File Nos. 333-134304 and 811-04234
          CIK: 0000763862


                           CERTIFICATION PURSUANT TO
                               RULE 497(j) OF THE
                             SECURITIES ACT OF 1933


Ladies and Gentlemen:

     Pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended, Registrant hereby certifies that:

     (1) The form of prospectus, supplement to prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to the Registration Statement filed with the Securities and Exchange Commission, and

     (2) The text of the most recent amendment has been filed with the Securities and Exchange Commission electronically.


                                        Very truly yours,


                                        /s/ Dodie Kent
                                        ------------------------
                                            Dodie Kent